As filed with the Securities and Exchange Commission on January 15, 2003
                                               Securities Act File No. 2-72724
                                     Investment Company Act File No. 811-03205

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                     ____________________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|
                          Pre-Effective Amendment No.                   | |
                        Post-Effective Amendment No. 25                 |X|

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  |X|
                               Amendment No. 29                         |X|

                       (Check appropriate box or boxes)
                     ____________________________________

                       CMA(R) GOVERNMENT SECURITIES FUND
              (Exact Name of Registrant as Specified in Charter)
                     ____________________________________

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800

                     ____________________________________
                                TERRY K. GLENN
                       CMA(R) Government Securities Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ____________________________________

                                  Copies to:

          Counsel for the Fund:                  Philip L. Kirstein, Esq.
      SIDLEY AUSTIN BROWN & WOOD LLP            FUND ASSET MANAGEMENT, L.P.
            787 Seventh Avenue                         P.O. Box 9011
      New York, New York 10019-6018          Princeton, New Jersey 08543-9011
  Attention: Thomas R. Smith, Jr., Esq.

                          Jeffrey S. Alexander, Esq.
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           1400 Merrill Lynch Drive
                         Pennington, New Jersey 08534
                     ____________________________________

It is proposed that this filing will become effective (check appropriate box)
        | | immediately upon filing pursuant to paragraph (b)
        |X| on February 14, 2003 pursuant to paragraph (b)
        | | 60 days after filing pursuant to paragraph (a)(1)
        | | on (date) pursuant to paragraph (a)(1)
        | | 75 days after filing pursuant to paragraph (a)(2)
        | | on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
        |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                     ____________________________________
     Title of Securities Being Registered: Shares of Beneficial Interest,
                          par value $.10 per share.
                     ____________________________________
    Master Government Securities Trust also has executed this Registration
                                  Statement.

==============================================================================

     Parts A, B and C to the CMA Government Securities Fund's ( the "Fund") Post-Effective Amendment No. 24 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 28 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 17, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of January 16, 2003. It is proposed that the Post-Effective Amendment becomes effective on February 14, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of January, 2003.

                                      CMA GOVERNMENT SECURITIES FUND
                                              (Registrant)

                                      By:   /s/ Donald C. Burke
                                            ----------------------------------
                                            (Donald C. Burke, Vice President
                                                    and Treasurer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

             Signatures                          Title                    Date
             ----------                          -----                    ----

           TERRY K. GLENN*               President and Trustee
--------------------------------------   (Principal Executive
          (Terry K. Glenn)                    Officer)

           DONALD C. BURKE*               Vice President and
--------------------------------------         Treasurer
          (Donald C. Burke)               (Principal Financial
                                        and Accounting Officer)

          RONALD W. FORBES*                     Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                   Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                     Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                       Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                    Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                      Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                     Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                      January 15, 2003
     ---------------------------------
            (Donald C. Burke,
            Attorney-in-Fact)

     Master Government Securities Trust hereby certifies that CMA Government Securities Fund meets all requirements for effectiveness of this Registration Statement of CMA Government Securities Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Government Securities Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of January, 2003.

                               MASTER GOVERNMENT SECURITIES TRUST
                                                     (Registrant)

                               By: /s/ Donald C. Burke
                                   ------------------------------------------
                                       (Donald C. Burke, Vice President
                                                and Treasurer)

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

             Signatures                          Title                    Date
             ----------                          -----                    ----

           TERRY K. GLENN*               President and Trustee
--------------------------------------   (Principal Executive
          (Terry K. Glenn)                    Officer)

           DONALD C. BURKE*               Vice President and
--------------------------------------         Treasurer
          (Donald C. Burke)               (Principal Financial
                                        and Accounting Officer)

          RONALD W. FORBES*                     Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                   Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                     Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                       Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                    Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                      Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                     Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                      January 15, 2003
     ---------------------------------
            (Donald C. Burke,
            Attorney-in-Fact)